WOA All Asset I
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Shares					Value
	EXCHANGE TRADED FUNDS - 93.0%
	EQUITY FUNDS - 68.5%
65,611	iShares Latin America 40 ETF				$ 1,726,225
205,864	iShares MSCI Australia ETF				4,677,230
130,824	iShares MSCI Canada ETF				3,961,351
45,462	iShares MSCI Emerging Markets ETF				2,215,363
227,852	iShares MSCI France ETF				7,402,912
236,679	iShares MSCI Germany ETF				7,232,910
37,104	iShares MSCI Italy ETF				1,059,690
114,133	iShares MSCI Japan ETF				7,349,024
66,094	iShares MSCI Netherlands ETF				2,571,718
6,240	iShares MSCI New Zealand ETF				414,523
51,999	iShares MSCI Spain ETF				1,392,013
97,939	iShares MSCI Sweden ETF				3,810,807
235,247	iShares MSCI Switzerland ETF				10,005,055
200,208	iShares MSCI United Kingdom ETF				5,657,878
155,452	SPDR S&P Emerging Asia Pacific ETF				18,949,599
193,166	Vanguard S&P 500 ETF				64,254,738
150,039	Vanguard Small-Cap ETF				27,292,094
					169,973,130
	FIXED INCOME FUNDS - 24.5%
69,314	iShares 1-3 Year Treasury Bond ETF				5,989,423
90,121	iShares 7-10 Year Treasury Bond ETF				10,849,667
749,548	Vanguard Total International Bond ETF				43,863,549
					60,702,639
	TOTAL EXCHANGE TRADED FUNDS (Cost $191,320,723)				230,675,769

	MUTUAL FUND - 6.5%
	FIXED INCOME FUND - 6.5%
457,619	Vanguard Total International Bond Index Fund - Institutional Class				16,039,554
	(Cost $15,323,158)

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
1,371,177	BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% +				1,371,177
	(Cost $1,371,177)

	TOTAL INVESTMENTS - 100.0% (Cost $208,015,058)				$ 248,086,500
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%				(35,351)
	NET ASSETS - 100.0%				$ 248,051,149

ETF - Exchange Traded Fund
+ Variable rate security. Interest rate is as of November 30, 2020.

WOA All Asset I
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies may be valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

WOA All Asset I
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2020

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2020 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 230,675,769	$ -	$ -	$ 230,675,769
Mutual Funds	16,039,554	-	-	16,039,554
Short-Term Investment	1,371,177	-	-	1,371,177
Total	$ 248,086,500	$ -	$ -	$ 248,086,500

The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
	$ 213,245,604	$ 40,071,442	$ (5,230,546)	$ 34,840,896